Related Parties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Person Facility	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Additional Office Space Lease
Related Party Transaction [Line Items]
Financing obligations and operating lease agreement period		15 years		15 years
Financing obligation and lease renewal option term		5 years		5 years
Percentage of fixed annual rent increases		3.00%		3.00%
Lease operating expenses		$ 1,360	$ 1,099	$ 3,495	$ 3,276	$ 2,813
Due to related party	268	98		268	234
Capital lease agreement period	15 years
Contractual lease commencement date	January 1, 2015
Number of office facilities				2
Number of stockholders and executives affiliated to leasing entity				2
Receivable from related party	331			331
Transportation service from related party		93	45	326	120	105
Due to related party, current	25	0		25
Rent expense				$ 2,517	$ 1,946	$ 1,388	$ 236